Share-Based Compensation (Tables) - Leju Plan	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

2021
Risk-free rate of return	1.56%
Contractual life of option	10 years
Estimated volatility	72.06%
Dividend yield	0.00%

Summary of option activities

			Weighted
			Average
			Remaining	Aggregate
		Weighted	Contractual	Intrinsic
	Number of	Average	Term	Value of
	Options	Exercise Price	(in years)	Options
		$		$
Outstanding, as of January 1, 2022	15,617,986	2.72	5.71
Granted	—	—
Exercised	—	—		—
Forfeited	(728,336)	3.19
Outstanding, as of December 31, 2022	14,889,650	2.70	4.74
Vested and expected to vest as of December 31, 2022	14,555,100	2.74	4.66
Exercisable as of December 31, 2022	12,146,984	3.11	3.94

Summary of restricted share activities

		Weighted
	Number of	Average
	Restricted	Grant-date
	Shares	Fair Value
		$
Outstanding, as of January 1, 2022	616,668	1.52
Granted	—	—
Vested	350,000	1.54
Forfeited	—	—
Outstanding, as of December 31, 2022	266,668	1.50